Right-of-use assets and Lease liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Total lease expenses	$ 61,705	$ 56,051
Expense relating to variable lease payments not included in measurement of lease liabilities	1,133,000	1,096,000
Income from subleasing right-of-use assets	$ 176	$ 261